SALE RESERVES AND ALLOWENCES (Tables)	9 Months Ended
Sep. 30, 2013
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	September 30,	December 31,
	2013	2012
	U.S. $ in millions
Rebates	$2,879	$2,983
Chargebacks	1,045	1,273
Returns	513	506
Other	221	172
	$4,658	$4,934